Segment reporting - Summarized segment assets and liabilities and additions (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024 [1]
Disclosure of operating segments [line items]
Segment assets	$ 4,489.8		$ 4,489.8		$ 4,246.5
Segment liabilities	4,588.2		4,588.2		$ 4,560.9
Nigeria
Disclosure of operating segments [line items]
Segment assets	921.7	$ 858.6	921.7	$ 858.6
Segment liabilities	319.9	340.0	319.9	340.0
Additions of property, plant and equipment, right of use assets and intangible assets	17.0	29.3	18.6	50.4
SSA
Disclosure of operating segments [line items]
Segment assets	1,380.5	1,331.0	1,380.5	1,331.0
Segment liabilities	882.9	892.6	882.9	892.6
Additions of property, plant and equipment, right of use assets and intangible assets	19.4	31.2	38.1	38.6
Latam
Disclosure of operating segments [line items]
Segment assets	1,901.3	1,912.3	1,901.3	1,912.3
Segment liabilities	506.4	750.3	506.4	750.3
Additions of property, plant and equipment, right of use assets and intangible assets	$ 47.7	43.1	$ 83.8	87.4
MENA
Disclosure of operating segments [line items]
Segment assets		174.6		174.6
Segment liabilities		101.7		101.7
Additions of property, plant and equipment, right of use assets and intangible assets		$ 1.7		$ 2.5

[1]	Revised for corrections to Property, plant and equipment and Trade and other payables (see note 21).